Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mortgages:
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 70	$ 25
Provision for (reversal of) losses	6	46
Write-offs, net of recoveries, and other adjustments	(9)
Foreign exchange rate movements	(1)	(1)
Allowance account for credit losses of financial assets, ending balance	66	70
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	47	50
Provision for (reversal of) losses		(1)
Provision for reversal of losses	17
Write-offs, net of recoveries, and other adjustments	(15)
Foreign exchange rate movements	0	(2)
Allowance account for credit losses of financial assets, ending balance	49	47
Total
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	117	75
Provision for (reversal of) losses	23	45
Write-offs, net of recoveries, and other adjustments	(24)
Foreign exchange rate movements	(1)	(3)
Allowance account for credit losses of financial assets, ending balance	$ 115	$ 117